Prepaid expenses and other current assets	12 Months Ended
Mar. 31, 2026
Disclosure Text Block Supplement [Abstract]
Prepaid expenses and other current assets

Note 5. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Other receivables	$635,722	$454,005
Advance to suppliers	307,457	446,670
Value-added tax recoverable	80,554	-
Prepaid expense	22,428	37,843
Total	$1,046,161	$938,518

The movements in the allowance for advance to suppliers are as follows:

	As of March 31,
	2026	2025
Beginning of the year	$31,115	$24,347
Additions	-	6,768
Write-off	(31,115)	-
End of the year	$-	$31,115